Leases - Summary of Changes in Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 45,555
Ending balance	37,907	$ 45,555
Accumulated Depreciation and Impairment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(38,712)	(35,962)
Depreciation	(11,354)	(11,808)
Decreases	9,167	12,487
Impairment		(4,809)
Exchange differences	(3,100)	1,380
Ending balance	(43,999)	(38,712)
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	84,267	124,355
Increases	1,258	2,906
Decreases	(10,020)	(39,441)
Exchange differences	6,401	(3,553)
Ending balance	81,906	84,267
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	31,172
Ending balance	26,592	31,172
Land and Buildings | Accumulated Depreciation and Impairment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(24,917)	(23,139)
Depreciation	(7,485)	(7,418)
Decreases	5,716	9,865
Impairment		(4,809)
Exchange differences	(1,574)	584
Ending balance	(28,260)	(24,917)
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	56,089	92,573
Increases	1,064	1,643
Decreases	(6,159)	(36,065)
Exchange differences	3,858	(2,062)
Ending balance	54,852	56,089
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	14,383
Ending balance	11,315	14,383
Plant and Machinery | Accumulated Depreciation and Impairment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(13,795)	(12,823)
Depreciation	(3,869)	(4,390)
Decreases	3,451	2,622
Exchange differences	(1,526)	796
Ending balance	(15,739)	(13,795)
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	28,178	31,782
Increases	194	1,263
Decreases	(3,861)	(3,376)
Exchange differences	2,543	(1,491)
Ending balance	$ 27,054	$ 28,178